Leases - Schedule of Carrying Amounts of the Group's Right -of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-use assets
Beginning balance	$ 125,198	$ 119,802
Adjustments for indexed leases	4,882	6,283
New leases	24,594	41,506
Cancelled leases	(2,132)	(476)
Remeasurement due to acquisition of equipment	0	(27,902)
Depreciation	(14,485)	(13,377)	$ (8,913)
Translation difference	237	(638)
Ending balance	$ 138,294	$ 125,198	$ 119,802